January 27, 2016

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Guggenheim Strategy Funds Trust (File No. 811-22946)
Ladies and Gentlemen:

On behalf of Guggenheim Strategy Funds Trust (the “Trust”), attached for filing via the EDGAR system pursuant to Section 8(b) of the Investment Company Act of 1940 (“1940 Act”) is the Amendment No. 3 to the registration statement of the Trust on Form N-1A, which is being filed to make certain non-material changes to the Prospectuses and Statements of Additional Information for the four series of the Trust, Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III.
Please call Julien Bourgeois at Dechert LLP at 202.261.3451 with any questions or comments regarding this filing, or if he may assist you in any way.

Very truly yours,

/s/ Amy J. Lee
Amy J. Lee
Secretary and Senior Vice President
Security Investors, LLC

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